Jul. 05, 2022
PVC Contract Funds Prospectus | U.S. LargeCap Buffer July Account
SUMMARY FOR U.S. LARGECAP BUFFER JULY ACCOUNT
Principal Variable Contracts Funds, Inc.
Supplement dated July 5, 2022
to the Prospectus dated May 1, 2022
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

SUMMARY FOR U.S. LARGECAP BUFFER JULY ACCOUNT
Update all “www.annuities.principal.com/variableannuity/bufferaccounts” website references to “https://annuity.principal.com/variableannuity/bufferaccounts”.